Paras Madho
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

**NYSE**

05066488

1-32630

September 30, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Fidelity National Title Group, Inc., Class A Common Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 30, 2005. Tentative listing date – October 4, 2005.

Sincerely,

Paras Madho